Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (17.7%)
	Airlines (1.1%)

275,000	Southwest Airlines Company 1.250%, 05/01/25	$374,363

	Communication Services (2.3%)

	Liberty Media Corp.

90,000	1.375%, 10/15/23	127,810

31,000	0.500%, 12/01/50*	43,997

105,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	199,442

170,000	Live Nation Entertainment, Inc. 2.000%, 02/15/25	220,310

140,000	Snap, Inc.*^ 0.000%, 05/01/27	119,640

47,000	Twitter, Inc. 0.250%, 06/15/24	48,021

		759,220

	Consumer Discretionary (3.8%)

90,000	Airbnb, Inc. 0.000%, 03/15/26	87,385

194,000	Booking Holdings, Inc.^ 0.750%, 05/01/25	283,733

50,000	DISH Network Corp. 0.000%, 12/15/25	48,547

47,000	Etsy, Inc. 0.125%, 09/01/27	47,118

235,000	Ford Motor Company 0.000%, 03/15/26	278,729

95,000	Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	103,788

85,000	Shake Shack, Inc. 0.000%, 03/01/28	68,726

7,000	Tesla, Inc. 2.000%, 05/15/24	121,541

50,000	Under Armour, Inc. 1.500%, 06/01/24	83,153

115,000	Vail Resorts, Inc.^ 0.000%, 01/01/26	111,846

		1,234,566

	Energy (1.3%)

55,000	EQT Corp. 1.750%, 05/01/26	131,189

130,000	Pioneer Natural Resources Company 0.250%, 05/15/25	309,425

		440,614

	Financials (0.4%)

50,000	Ares Capital Corp.^ 4.625%, 03/01/24	56,330

70,000	Realogy Group, LLC / Realogy Co-Issuer Corp.* 0.250%, 06/15/26	64,439

		120,769

	Health Care (2.8%)

32,000	CONMED Corp. 2.625%, 02/01/24	54,839

PRINCIPAL AMOUNT		VALUE

110,000	Dexcom, Inc.^ 0.250%, 11/15/25	$126,042

52,000	Envista Holdings Corp. 2.375%, 06/01/25	123,211

44,000	Halozyme Therapeutics, Inc. 0.250%, 03/01/27	38,741

46,000	Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	48,549

200,000	Jazz Investments I, Ltd. 2.000%, 06/15/26	243,886

70,000	Omnicell, Inc. 0.250%, 09/15/25	99,494

95,000	Pacira BioSciences, Inc.^ 0.750%, 08/01/25	117,597

55,000	Tandem Diabetes Care, Inc.*^ 1.500%, 05/01/25	68,759

		921,118

	Industrials (2.3%)

55,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	65,290

17,000	Chart Industries, Inc.* 1.000%, 11/15/24	50,255

141,000	JetBlue Airways Corp.* 0.500%, 04/01/26	132,391

170,000	John Bean Technologies Corp.* 0.250%, 05/15/26	163,363

115,000	Middleby Corp. 1.000%, 09/01/25	158,378

185,000	Uber Technologies, Inc.^ 0.000%, 12/15/25	166,028

		735,705

	Information Technology (3.1%)

78,000	Bill.com Holdings, Inc.*^ 0.000%, 04/01/27	74,712

28,000	Datadog, Inc. 0.125%, 06/15/25	49,598

65,000	Enphase Energy, Inc. 0.000%, 03/01/26	66,198

65,000	0.000%, 03/01/28	67,978

150,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	171,552

30,000	Nova, Ltd. 0.000%, 10/15/25	46,644

155,000	ON Semiconductor Corp.* 0.000%, 05/01/27	210,763

50,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	105,183

55,000	Perficient, Inc.* 0.125%, 11/15/26	50,198

47,000	Silicon Laboratories, Inc. 0.625%, 06/15/25	64,786

60,000	Tyler Technologies, Inc. 0.250%, 03/15/26	66,253

30,000	Workday, Inc. 0.250%, 10/01/22	49,236

		1,023,101

	Materials (0.3%)

35,000	Lithium Americas Corp.* 1.750%, 01/15/27	38,651

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

33,000	MP Materials Corp.* 0.250%, 04/01/26	$47,894

		86,545

	Real Estate (0.3%)

90,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	103,603

	TOTAL CONVERTIBLE BONDS (Cost $4,865,041)	5,799,604

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (7.2%)

	Communication Services (1.0%)

275	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	309,993

	Consumer Discretionary (0.6%)

1,375	Aptiv, PLC 5.500%, 06/15/23	187,646

	Financials (0.6%)

1,180	AMG Capital Trust II^ 5.150%, 10/15/37	65,096

1,905	KKR & Company, Inc.^ 6.000%, 09/15/23	141,560

		206,656

	Health Care (1.7%)

1,095	Avantor, Inc. 6.250%, 05/15/22	113,365

1,600	Boston Scientific Corp. 5.500%, 06/01/23	186,304

130	Danaher Corp. 4.750%, 04/15/22	253,923

		553,592

	Information Technology (1.0%)

170	Broadcom, Inc. 8.000%, 09/30/22	333,736

	Utilities (2.3%)

1,360	AES Corp. 6.875%, 02/15/24	134,545

875	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§** 4.566%, 09/15/29	45,239

1,890	Dominion Energy, Inc. 7.250%, 06/01/22	191,930

4,430	DTE Energy Company 6.250%, 11/01/22	236,075

	NextEra Energy, Inc.

1,390	4.872%, 09/01/22	85,888

1,210	6.219%, 09/01/23	63,573

		757,250

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,899,079)	2,348,873

NUMBER OF SHARES		VALUE
COMMON STOCKS (72.3%)

	Communication Services (7.1%)

490	Alphabet, Inc. - Class A#~	$1,362,862

3,690	Comcast Corp. - Class A	172,766

1,915	Meta Platforms, Inc. - Class A#	425,819

375	Netflix, Inc.#	140,471

1,615	Walt Disney Company#	221,513

		2,323,431

	Consumer Discretionary (8.0%)

345	Amazon.com, Inc.#~	1,124,683

37	Booking Holdings, Inc.#	86,893

1,495	General Motors Company#	65,391

660	Home Depot, Inc.	197,558

640	Lowe’s Companies, Inc.	129,402

560	McDonald’s Corp.	138,477

2,805	MGM Resorts International	117,642

1,340	NIKE, Inc. - Class B	180,310

895	Starbucks Corp.	81,418

225	Target Corp.	47,749

250	Tesla, Inc.#	269,400

1,310	TJX Companies, Inc.	79,360

270	Ulta Beauty, Inc.#	107,519

		2,625,802

	Consumer Staples (5.3%)

4,990	Coca-Cola Company	309,380

390	Costco Wholesale Corp.	224,582

350	Estee Lauder Companies Inc. - Class A	95,312

2,930	Mondelez International, Inc. - Class A	183,945

1,240	PepsiCo, Inc.	207,551

2,050	Philip Morris International, Inc.	192,577

1,910	Procter & Gamble Company	291,848

1,570	Walmart, Inc.	233,805

		1,739,000

	Energy (3.7%)

1,770	Chevron Corp.	288,209

1,920	ConocoPhillips	192,000

3,480	Exxon Mobil Corp.	287,413

940	Hess Corp.	100,618

1,505	Marathon Petroleum Corp.	128,677

1,730	Schlumberger, NV	71,466

1,875	Sysco Corp.	153,094

		1,221,477

	Financials (9.3%)

485	American Express Company	90,695

1,350	American International Group, Inc.	84,740

583	Assurant, Inc.	106,007

8,990	Bank of America Corp.	370,568

125	BlackRock, Inc.	95,521

2,330	Charles Schwab Corp.	196,442

875	Chubb, Ltd.	187,162

1,370	Citigroup, Inc.	73,158

1,140	Discover Financial Services	125,617

270	Goldman Sachs Group, Inc.	89,127

4,520	Huntington Bancshares, Inc.	66,082

1,370	Intercontinental Exchange, Inc.	181,004

2,785	JPMorgan Chase & Company	379,651

6,675	KeyCorp	149,387

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

1,555	Marsh & McLennan Companies, Inc.	$265,003

3,680	Morgan Stanley	321,632

510	Northern Trust Corp.	59,390

4,100	Wells Fargo & Company	198,686

		3,039,872

	Health Care (7.1%)

1,630	Abbott Laboratories	192,927

1,985	AbbVie, Inc.	321,788

215	Anthem, Inc.	105,612

2,185	Bristol-Myers Squibb Company	159,571

70	Dexcom, Inc.#	35,812

480	Eli Lilly & Company	137,458

255	Intuitive Surgical, Inc.#	76,928

2,125	Johnson & Johnson	376,614

3,310	Pfizer, Inc.	171,359

230	Thermo Fisher Scientific, Inc.~	135,849

1,160	UnitedHealth Group, Inc.	591,565

		2,305,483

	Industrials (5.6%)

10,170	CSX Corp.	380,866

175	FedEx Corp.	40,493

1,455	Honeywell International, Inc.	283,114

1,085	JB Hunt Transport Services, Inc.	217,857

605	Northrop Grumman Corp.	270,568

4,280	Raytheon Technologies Corp.	424,020

230	Stryker Corp.	61,491

580	Union Pacific Corp.	158,462

		1,836,871

	Information Technology (21.4%)

765	Accenture, PLC - Class A	257,981

370	Adobe, Inc.#~	168,579

505	Advanced Micro Devices, Inc.#	55,217

12,215	Apple, Inc.~	2,132,861

2,510	Cisco Systems, Inc.	139,958

1,240	Fidelity National Information Services, Inc.	124,521

480	Lam Research Corp.	258,053

1,335	Marvell Technology, Inc.	95,733

795	Mastercard, Inc. - Class A	284,117

1,005	Micron Technology, Inc.	78,279

6,100	Microsoft Corp.~	1,880,691

2,375	NVIDIA Corp.	648,042

315	PayPal Holdings, Inc.#	36,430

565	QUALCOMM, Inc.	86,343

830	salesforce.com, Inc.#	176,226

995	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	103,739

2,130	Visa, Inc. - Class A	472,370

		6,999,140

	Materials (3.9%)

885	Celanese Corp.	126,440

4,620	Freeport-McMoRan, Inc.	229,799

1,140	Linde, PLC	364,150

2,060	Medtronic, PLC	228,557

1,110	PPG Industries, Inc.	145,488

250	ServiceNow, Inc.#~	139,222

240	Vulcan Materials Company	44,088

		1,277,744

NUMBER OF SHARES		VALUE

	Real Estate (0.9%)

680	American Tower Corp.	$170,830

3,081	Invitation Homes, Inc.	123,794

		294,624

	TOTAL COMMON STOCKS (Cost $11,987,411)	23,663,444

EXCHANGE-TRADED FUND (0.4%)

	Other (0.4%)

1,760	iShares MSCI EAFE ETF^ (Cost $128,961)	129,536

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.6%) #

	Consumer Discretionary (0.2%)

2	Tesla, Inc.

215,520	Call, 09/16/22, Strike $950.00	48,205

	Other (0.4%)

122	iShares MSCI EAFE ETF

897,920	Call, 06/17/22, Strike $73.00	33,245

125	iShares MSCI EAFE ETF

920,000	Call, 09/16/22, Strike $78.00	16,625

40	iShares Russell 2000 ETF

821,080	Call, 09/16/22, Strike $200.00	69,880

2	S&P 500 Index

906,082	Put, 06/30/22, Strike $4,200.00	16,630

		136,380

	TOTAL PURCHASED OPTIONS (Cost $181,248)	184,585

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.4%)

1,457,643	State Street Navigator Securities Lending Government Money Market Portfolio, 0.286%† (Cost $1,457,643)	1,457,643

TOTAL INVESTMENTS (102.6%) (Cost $20,519,383)		33,583,685

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.5%)		(1,457,643)
OTHER ASSETS, LESS LIABILITIES (1.9%)		614,600

NET ASSETS (100.0%)		$32,740,642

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2022 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	New Taiwanese Dollar	04/28/22	258,000	$9,005	$(187)
State Street Bank and Trust	New Taiwanese Dollar	04/28/22	245,000	8,551	(127)

					$(314)

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	New Taiwanese Dollar	04/28/22	3,314,000	$115,666	$5,018

					$5,018

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at March 31, 2022.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $259,265.
†	Represents investment of cash collateral received from securities on loan as of March 31, 2022.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), which commenced operations on May 19, 1999.

The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

The Portfolio invests primarily in a diversified portfolio of convertible instruments (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and return in terms of growth and income.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Portfolio:

Portfolio Valuation. The valuation of the Portfolio’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Portfolio to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of March 31, 2022, the Portfolio had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at March 31, 2022 was as follows*:

Cost basis of investments	$20,519,383

Gross unrealized appreciation	13,347,125
Gross unrealized depreciation	(282,823)

Net unrealized appreciation (depreciation)	$13,064,302

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Portfolio’s most recent semi-annual or annual report.